Assets Subject to Lien and Assets Acquired Through Foreclosures	12 Months Ended
Dec. 31, 2019
Disclosure Of Collateral [Abstract]
Assets Subject To Lien And Assets Acquired Through Foreclosures

18. ASSETS SUBJECT TO LIEN AND ASSETS ACQUIRED THROUGH FORECLOSURES

(1)	Assets subjected to lien are as follows (Unit: Korean Won in millions):

		December 31, 2018
		Collateral given to	Amount	Reason for collateral
Loan at amortized cost and other financial assets	Due from banks on time in local currency	Daishin AMC and others	1,500	Right of pledge
	Due from banks in local currencies	Samsung Securities Co., Ltd. and others	38,112	Margin deposit for futures or option
	Due from banks in foreign currencies	Korea Investment & Securities Co., Ltd. and others	202,156	Foreign margin deposit for future or option and others
Financial assets at FVTOCI	Korean financial institutions’ debt securities and others	The BOK and others	2,919,042	Settlement risk and others
	Korean financial institutions’ debt securities	Banco Bilbao Vizcaya Argentaria, S.A	33,588	Related to bonds sold under repurchase agreements (*)
Securities at amortized cost	Korean treasury and government bonds	Korea Securities Depository	5,552	Related to bonds sold under repurchase agreements (*)
	Korean treasury and government bonds and others	The BOK and others	6,382,188	Settlement risk and others
Premises and equipment	Land and building	Credit Counselling & Recovery Service and others	5,987	Right to collateral and others

		Total	9,588,125

(*)

The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements).

		December 31, 2019
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTPL	Korean treasury and government bonds and others	Nonghyup bank	19,720	Related to bonds sold under repurchase agreements (*)
	Korean corporate debt securities	Kookmin bank and others	168,327	Related to bonds sold under repurchase agreements (*)
	Korean corporate debt securities	Eugene investment & futures co., Ltd. .	3,008	Collateral for futures transaction
	Korean financial institutions’ debt securities and others	Nonghyup bank and others	219,938	Related to bonds sold under repurchase agreements (*)
Financial assets at FVTOCI	Korean financial institutions’ debt securities and others	BOK and others	5,127,383	Settlement risk
	Foreign corporate debt securities	Spain BBVA and others	56,975	Related to bonds sold under repurchase agreements (*)
	Korean corporate debt securities	Nonghyup bank futures and others	9,042	Collateral for futures transaction
Securities at amortized cost	Korean treasury and government bonds	Korea Securities Depository	5,570	Related to bonds sold under repurchase agreements (*)
	Korean treasury and government bonds and others	The BOK and others	6,190,630	Settlement risk and others
	Foreign financial institutions’ debt securities	NATIXIS and others	37,271	Related to bonds sold under repurchase agreements (*)
Loan at amortized cost and other financial assets	Due from banks in local currency	Branch of IBK at Phnom Penh and others	11,352	Collateral deposits for local currency borrowings
	Due from banks in local currencies	Daishin AMC and others	1,500	Right of pledge
	Other due from banks in local currencies	Samsung Securities Co., Ltd. and others	17,345	Margin deposit for futures or option
	Other due from banks in foreign currencies	Korea Investment & Securities Co., Ltd. and others	180,919	Foreign margin deposit for future or option and others
	Foreign currency loans	Industrial and Commercial Bank of China	82,594	Related to bonds sold under repurchase agreements (*)
Premises and equipment	Land and building	Credit Counselling & Recovery Service and others	689	Right to collateral and others

		Total	12,132,263

(*)

The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements).

(2)	As of December 31, 2018 and 2019 there is no asset acquired through foreclosures.

(3)	Securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2018	December 31, 2019	Loaned to
Financial assets at FVTOCI	Korean financial institutions’ debt securities and others	40,029	80,737	Korea Securities Finance Corporation

Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities, there are no liabilities recognized through such transactions relates to securities loaned.

(4)	Collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties

Fair values of collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties as of December 31, 2018 and 2019 are as follows (Unit: Korean Won in millions):

	December 31, 2018
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	12,262,041	—

	December 31, 2019
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	9,340,517	—